Financial Instruments (Short-term and Long-term Classification) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Short-term commercial paper borrowings	$ (498.9)	$ (2,696.8)
Carrying Amount
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, including current portion	(9,799.7)	(10,950.3)
Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, including current portion	(9,989.4)	(11,529.9)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, including current portion	0.0	0.0
Significant Other Observable Inputs (Level 2) | Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, including current portion	(9,989.4)	(11,529.9)
Significant Unobservable Inputs (Level 3) | Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, including current portion	0.0	0.0
Commercial Paper | Carrying Amount
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Short-term commercial paper borrowings	(498.9)	(2,696.8)
Commercial Paper | Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Short-term commercial paper borrowings	(497.6)	(2,690.6)
Commercial Paper | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Short-term commercial paper borrowings	0.0	0.0
Commercial Paper | Significant Other Observable Inputs (Level 2) | Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Short-term commercial paper borrowings	(497.6)	(2,690.6)
Commercial Paper | Significant Unobservable Inputs (Level 3) | Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Short-term commercial paper borrowings	$ 0.0	$ 0.0